RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GW	Dec. 31, 2021 $ / MWh	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 £ / $	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 ₨ / $	Dec. 31, 2021 R$ / $	Dec. 31, 2020 GW	Dec. 31, 2020 $ / MWh	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 £ / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 ₨ / $	Dec. 31, 2020 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (83)	$ 56
Notional amount	$ 351	$ 376
Notional amount – GWh (in gigawatts) | GW			10,022,000,000											11,478,000,000
Maturity dates	2022 - 2027	2021 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				35											33
Change in discounted spot value of outstanding hedging instruments	$ (124)	$ 17
Change in value of hedged item used to determine hedge effectiveness	117	(19)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(95)	(239)
Notional amount	$ 558	$ 546			$ 377	€ 1,572	$ 141									$ 342	€ 1,279	$ 619
Maturity dates	2022 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ 80	$ (56)
Change in value of hedged item used to determine hedge effectiveness	(97)	59
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(18)	(71)
Notional amount	$ 6	$ 30
Maturity dates	2022 - 2023	2021 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)								3,925	0.87	0.76	7.18	78	5.73						3,728	0.87	0.81	7.14	76	5.38
Foreign exchange swaps | Colombia, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 676	$ 20
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	571	412
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	125	212
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	427	294
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	260	230
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 75	$ 73